Equity (Details)												12 Months Ended
	Feb. 28, 2023 $ / shares	Dec. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Jun. 15, 2022 $ / shares	Feb. 25, 2022 $ / shares	Dec. 15, 2021 $ / shares	Sep. 15, 2021 $ / shares	Jun. 15, 2021 $ / shares	Mar. 22, 2021 $ / shares	Jan. 07, 2021 USD ($) shares	Dec. 11, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 USD ($)
Equity [Abstract]
Share capital												$ 11,605,513	$ 11,240,297
Shares outstanding (in shares) | shares												116,055,126	112,402,973
Nominal value per share (in dollars per share) | $ / shares												$ 0.1
Voting right per share | Vote												1
Liability reclassified to equity												$ 9,000,000
Reduction of share premium													$ 0
Treasury shares held (in shares) | shares												0	0
Number of treasury share transactions in the period (in shares) | shares												0	0
Subsequent Events [Member]
Equity [Abstract]
Dividend declaration date	Feb. 28, 2023
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date												Feb. 25, 2022	Feb. 26, 2021
Dividend paid date												Mar. 25, 2022	Mar. 22, 2021
Dividends paid (in dollars per share) | $ / shares					$ 0.44				$ 0.42
Fourth Quarter [Member] | Subsequent Events [Member]
Equity [Abstract]
Dividend declaration date	Feb. 28, 2023
Dividend paid date	Mar. 25, 2023
Dividends paid (in dollars per share) | $ / shares	$ 0.445
First Quarter [Member]
Equity [Abstract]
Dividend declaration date												May 05, 2022	May 04, 2021
Dividend paid date												Jun. 15, 2022	Jun. 15, 2021
Dividends paid (in dollars per share) | $ / shares				$ 0.44				$ 0.43
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date												Aug. 02, 2022	Jul. 30, 2021
Dividend paid date												Sep. 15, 2022	Sep. 15, 2021
Dividends paid (in dollars per share) | $ / shares			$ 0.445				$ 0.43
Third Quarter [Member]
Equity [Abstract]
Dividend declaration date												Nov. 08, 2022	Nov. 09, 2021
Dividend paid date												Dec. 15, 2022	Dec. 15, 2021
Dividends paid (in dollars per share) | $ / shares		$ 0.445				$ 0.435
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares												228,560	141,482
Algonquin [Member]
Equity [Abstract]
Ownership interest											44.20%	42.20%
Proportion of voting rights held by non-controlling interests												41.50%
Dividends paid to non-controlling interests												$ 20,400,000	$ 17,300,000
JGC [Member]
Equity [Abstract]
Dividends paid to non-controlling interests												10,400,000	500,000
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests												5,400,000	6,600,000
Itochu Corporation [Member]
Equity [Abstract]
Dividends paid to non-controlling interests												3,500,000	5,700,000
IDC [Member]
Equity [Abstract]
Dividends paid to non-controlling interests												5,800,000	0
Kaxu Community Trust [Member]
Equity [Abstract]
Dividends paid to non-controlling interests												$ 5,800,000	$ 0
Public Offering [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares											$ 33
Shares issued (in shares) | shares											5,069,200
Gross proceeds											$ 167,000,000
Net proceeds											$ 161,000,000
Over-Allotment Option [Member]
Equity [Abstract]
Shares issued (in shares) | shares											661,200
Private Placement [Member] | Algonquin [Member]
Equity [Abstract]
Shares issued (in shares) | shares										4,020,860
Gross proceeds										$ 133,000,000
Net proceeds										$ 131,000,000
At the Market Program [Member]
Equity [Abstract]
Nominal value per share (in dollars per share) | $ / shares												$ 33.57	$ 38.43
Shares issued (in shares) | shares												3,423,593	1,613,079
Net proceeds												$ 114,000,000	$ 61,000,000
At the Market Program [Member] | Top of range [member]
Equity [Abstract]
Amount of offering												150,000,000
At the Market Program [Member] | Subsequent Events [Member] | Top of range [member]
Equity [Abstract]
Amount of offering														$ 150,000,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium												$ (200,000,000)	$ (200,000,000)